Taxation - Schedule of Income before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	¥ (106,266)	$ (15,196)	¥ 20,648	¥ (94,993)
Non-PRC [Member]
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	(84,748)		(36,513)	(16,593)
PRC, Excluding Hong Kong SAR [Member]
Schedule of Income before Provision for Income Taxes [Line Items]
Income/(loss) before provision for income taxes	¥ (21,518)		¥ 57,161	¥ (78,400)